Commitments and Contingencies (Details 1) (Lease term [Member], USD $)	Sep. 30, 2012
Lease term [Member]
Schedule of estimated future contracted revenues expected to receive over the lease term under the time charters
2013	$ 18,315,850
2014	25,221,500
2015	25,221,500
2016	25,290,600
2017	8,801,500
Total	$ 102,851,000